Long-Term Prepaid Expenses - Schedule of Long-Term Prepaid Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Long-Term Prepaid Expenses [Abstract]
Prepaid expenses for public infrastructure	$ 7,345,901	$ 7,351,489
Less: accumulated amortization	(598,555)	(517,327)
Total	$ 6,747,346	$ 6,834,162